Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Components of Net Periodic Pension and Postretirement Benefit Costs (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Pension and SERP Benefits [Member] | Domestic [Member]
Net periodic cost (benefit):
Service cost		$ 1,078
Interest cost on the projected benefit obligation	1,728	1,565
Expected return on plan assets	(2,433)	(2,005)
Amortization of prior service cost		23
Amortization of net loss		505
Net periodic (benefit) cost	(705)	1,166
Pension and SERP Benefits [Member] | Foreign [Member]
Net periodic cost (benefit):
Service cost	208	174
Interest cost on the projected benefit obligation	755	768
Expected return on plan assets	(898)	(1,283)
Amortization of net loss		135
Net periodic (benefit) cost	65	(206)
Other Postretirement Benefit Plan [Member] | Domestic [Member]
Net periodic cost (benefit):
Service cost	14	18
Interest cost on the projected benefit obligation	83	73
Amortization of prior service cost		(35)
Net periodic (benefit) cost	97	56
Other Postretirement Benefit Plan [Member] | Foreign [Member]
Net periodic cost (benefit):
Service cost	7	11
Interest cost on the projected benefit obligation	8	10
Amortization of prior service cost		7
Net periodic (benefit) cost	$ 15	$ 28